200 Clarendon Street
27th Floor
Boston, MA 02116-5021
+1 617 728 7100 Main
+1 617 426 6567 Fax
www.dechert.com

KENNETH R. EARLEY

kenneth.earley@dechert.com
+1 617 728 7139 Direct
+1 617 275 8374 Fax

October 16, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:            Hartford Series Fund, Inc. – Registration Statement on Form N-14
(File Nos. 333-45431, 811-08629)

Ladies and Gentlemen:

On behalf of Hartford Series Fund, Inc. (the “Registrant”), attached for filing by means of the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended.  This Form N-14 is being filed in connection with proposed reorganization in which Hartford Value HLS Fund (the “Acquiring Fund”), a series of the Registrant, will acquire all of the assets of Hartford Value Opportunities HLS Fund (the “Acquired Fund”), a series of Hartford HLS Series Fund II, Inc., in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

No fees are required in connection with this filing.  Please call the undersigned at 617.728.7139 with any questions regarding the attached.

Sincerely,

/s/ Kenneth R. Earley
Kenneth R. Earley

Attachment

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